UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   April 17, 2002

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 128,181

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1749    84435 SH       SOLE                    84435
Altera                         Common Stocks    021441100     1237    56560 SH       SOLE                    56560
American Superconductor        Common Stocks    030111108      523    69275 SH       SOLE                    69275
Analog Devices                 Common Stocks    032654105     1252    27806 SH       SOLE                    27806
Applied Films                  Common Stocks    038197109     2091    85000 SH       SOLE                    85000
Arkansas Best                  Common Stocks    040790107     1718    61810 SH       SOLE                    61810
Bear Stearns Companies         Common Stocks    073902108     3094    49310 SH       SOLE                    49310
Boston Properties              Common Stocks    101121101     1023    25925 SH       SOLE                    25925
CEC Entertainment              Common Stocks    125137109     1783    38583 SH       SOLE                    38583
Celgene                        Common Stocks    151020104     1087    43928 SH       SOLE                    43928
Cendant                        Common Stocks    151313103     2837   147760 SH       SOLE                   147760
Cendant Cv Pf 7.75% '04        Conv Preferred   151313889     1301    27100 SH       SOLE                    27100
Chicago Pizza & Brewery        Common Stocks    167889104      643   101200 SH       SOLE                   101200
Christopher & Banks            Common Stocks    171046105     2118    64487 SH       SOLE                    64487
CMS Energy                     Common Stocks    125896100     1630    72030 SH       SOLE                    72030
Coherent                       Common Stocks    192479103     2379    70170 SH       SOLE                    70170
Cryolife                       Common Stocks    228903100     1306    62465 SH       SOLE                    62465
DHB Industries                 Common Stocks    23321E103     1373   203750 SH       SOLE                   203750
Duff & Phelps Util Inc         Common Stocks    264324104      368    32645 SH       SOLE                    32645
Duke Energy 8.25%              Common Stocks    264399585      258    10030 SH       SOLE                    10030
Electro Scientific Industries  Common Stocks    285229100     2524    68870 SH       SOLE                    68870
Ensco International Inc.       Common Stocks    26874Q100     1158    38405 SH       SOLE                    38405
Equity Residential Prop Trust  Common Stocks    29476L107     1023    35580 SH       SOLE                    35580
First Industrial Realty Trust  Common Stocks    32054K103     1089    31785 SH       SOLE                    31785
Fossil                         Common Stocks    349882100     2035    76550 SH       SOLE                    76550
Foundry Networks               Common Stocks    35063R100     1353   188220 SH       SOLE                   188220
Gabelli Eq Trust 7.25% Pref    Preferred Stocks 362397309      316    12310 SH       SOLE                    12310
GlobalSantaFe Corp             Common Stocks    G3930E101      794    24270 SH       SOLE                    24270
Grey Wolf                      Common Stocks    397888108     1828   461550 SH       SOLE                   461550
Guess Inc                      Common Stocks    401617105     1399   179866 SH       SOLE                   179866
Humana                         Common Stocks    444859102     2136   157895 SH       SOLE                   157895
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1297  1400000 SH       SOLE                  1400000
International Rectifier        Common Stocks    460254105     4111    90520 SH       SOLE                    90520
ISIS Pharmaceuticals           Common Stocks    464330109     1044    64910 SH       SOLE                    64910
Jack in the Box                Common Stocks    466367109     1348    45463 SH       SOLE                    45463
JNI Corp                       Common Stocks    46622G105     1263   177325 SH       SOLE                   177325
Jones Apparel                  Common Stocks    480074103     2401    68695 SH       SOLE                    68695
Keithley Instruments           Common Stocks    487584104     2120    96502 SH       SOLE                    96502
Kemet Corp                     Common Stocks    488360108     1741    89893 SH       SOLE                    89893
Lehman Brothers Holdings       Common Stocks    524908100     2802    43355 SH       SOLE                    43355
Ligand Pharmaceuticals         Common Stocks    53220K207     2489   126205 SH       SOLE                   126205
Lighthouse Opportunity Fund    Mutual Funds     742935794      333    23459 SH       SOLE                    23459
Lincare Holdings               Common Stocks    532791100     1956    72130 SH       SOLE                    72130
Mercury Computer Systems       Common Stocks    589378108     1509    47200 SH       SOLE                    47200
Merix Corp                     Common Stocks    590049102     1531    81925 SH       SOLE                    81925
MIM Corporation                Common Stocks    553044108     1402    84965 SH       SOLE                    84965
Mitcham Industries             Common Stocks    606501104     1080   270000 SH       SOLE                   270000
National Oilwell               Common Stocks    637071101     1452    57325 SH       SOLE                    57325
Navigant International         Common Stocks    63935R108     1831   126300 SH       SOLE                   126300
Net IQ                         Common Stocks    64115P102     1119    51295 SH       SOLE                    51295
Pacific Sunwear                Common Stocks    694873100     1909    77605 SH       SOLE                    77605
Plains All Amern Pipeline LP   Common Stocks    726503105     5274   209688 SH       SOLE                   209688
Plains Resources               Common Stocks    726540503     1766    70990 SH       SOLE                    70990
Pogo Producing                 Common Stocks    730448107     1603    50570 SH       SOLE                    50570
PracticeWorks                  Common Stocks    739419109     2355   179750 SH       SOLE                   179750
PURE Resources                 Common Stocks    74622E102     1517    67173 SH       SOLE                    67173
Quanex 6.88% 6/30/07           Conv Bonds       747620AC6      868   763000 SH       SOLE                   763000
Quiksilver                     Common Stocks    74838C106     2085    95275 SH       SOLE                    95275
Ribozyme                       Common Stocks    762567105      550   189525 SH       SOLE                   189525
Shaw Group                     Common Stocks    820280105     2959   107590 SH       SOLE                   107590
Shuffle Master                 Common Stocks    825549108     1900    91955 SH       SOLE                    91955
Southwest Airlines             Common Stocks    844741108     1493    77156 SH       SOLE                    77156
St. Mary Land & Exploration Co Common Stocks    792228108      641    29515 SH       SOLE                    29515
Stelmar Shipping               Common Stocks    V8726M103      728    43525 SH       SOLE                    43525
SWS Group                      Common Stocks    78503N107     2524   124664 SH       SOLE                   124664
Sycamore Networks              Common Stocks    871206108      471   119250 SH       SOLE                   119250
Synopsys                       Common Stocks    871607107     2319    42035 SH       SOLE                    42035
Tenet Healthcare Corporation   Common Stocks    88033G100     2151    32095 SH       SOLE                    32095
Trikon Technologies            Common Stocks    896187101     3799   258792 SH       SOLE                   258792
Ultra Petroleum                Common Stocks    903914109     2882   361200 SH       SOLE                   361200
Universal Display              Common Stocks    91347P105     1034   107725 SH       SOLE                   107725
UNUM Provident                 Common Stocks    91529Y106     2001    71656 SH       SOLE                    71656
Utilities HOLDRs Trust         Common Stocks    918019100     1988    20700 SH       SOLE                    20700
Valero 7.75% '03 PEPS          Conv Preferred   91821D107     1686    44300 SH       SOLE                    44300
Vornado Realty Pfd C           Preferred Stocks 929042406      501    19785 SH       SOLE                    19785
Westport Res Conv Pfd          Conv Preferred   961418209     1936    97025 SH       SOLE                    97025
Zale                           Common Stocks    988858106      991    24400 SH       SOLE                    24400